Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 145,093	R$ 90,693
Constitution	875,601	328,862
Realization	(414,406)	(274,462)
Ending Balance	606,290	145,093
Provision for impairment losses on loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	109,620	72,721
Constitution	227,915	62,580
Realization	(41,736)	(25,681)
Ending Balance	295,799	109,620
Provisions for legal and tax matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	8,791	7,901
Constitution	3,855	6,402
Realization	(2,926)	(5,512)
Ending Balance	9,720	8,791
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		2,308
Constitution	450,377
Realization	(265,491)	(2,308)
Ending Balance	184,886
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1,893	523
Constitution	62,617	1,522
Realization	(1,571)	(152)
Ending Balance	62,939	1,893
Carryforward tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	58,794	23,108
Constitution	160,115	183,865
Realization	(123,337)	(148,179)
Ending Balance	95,574	58,794
Provision for loss of non-current assets held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	4,383	5,656
Constitution	4,607
Realization		(1,274)
Ending Balance	8,990	4,383
Expected loss on financial instruments - FVTPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	343
Constitution	6,093	343
Ending Balance	6,436	343
Hedge transactions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	22,195
Constitution	23,568	133,123
Realization	(14,582)	(110,928)
Ending Balance	31,181	22,195
Hedge transactions.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(1,751)
Realization		1,751
Deferred tax assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	206,019	112,217
Constitution	939,147	387,835
Realization	(449,643)	(294,034)
Ending Balance	695,525	206,019
Receivable from the sale of investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(36,841)
Constitution		(36,841)
Realization	15,021
Ending Balance	(21,820)	(36,841)
Adjustment of financial assets to fair value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(18,509)	(12,389)
Constitution		(22,132)
Realization	18,509	16,013
Ending Balance		(18,509)
Commission Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(5,576)	(7,384)
Realization	1,707	1,808
Ending Balance	(3,869)	(5,576)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Constitution	(63,546)
Ending Balance	(63,546)
Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(60,926)	(21,524)
Constitution	(63,546)	(58,973)
Realization	35,237	19,572
Ending Balance	R$ (89,235)	R$ (60,926)